Consolidated Statements of Financial Position - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	kr 461,367	kr 16,066
Equipment	163	104
Right-of-use assets	5,244	5,959
Non-current financial assets	2,225	1,939
Deferred tax assets	600
Total non-current assets	469,599	24,068
Current assets
Accounts receivables		46,586
Other current assets	22,801	2,719
Prepaid expenses	17,746	18,287
Cash	996,304	753,540
Total current assets	1,036,851	821,132
TOTAL ASSETS	1,506,450	845,200
Equity
Share capital	1,998	1,548
Additional paid-in capital	2,133,179	1,274,664
Reserves	(6,090)	(45)
Retained earnings including net loss for the year	(918,596)	(488,096)
Equity attributable to equity holders of the Parent Company	1,210,491	788,071
Non-controlling interests	45,809
Total equity	1,256,300	788,071
Non-current liabilities
Provisions	55,361	175
Pension liabilities	8,296
Deferred tax liabilities	79,996
Other non-current liabilities	878	3,584
Total non-current liabilities	144,531	3,759
Current liabilities
Accounts payable	53,827	24,384
Current tax liabilities	518	77
Other current liabilities	9,888	3,394
Accrued expenses and deferred revenue	41,386	25,515
Total current liabilities	105,619	53,370
TOTAL EQUITY AND LIABILITIES	kr 1,506,450	kr 845,200